Stockholders' Equity and Mezzanine Equity - Stock Option Plan (Details) - Wag Labs, Inc. - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding beginning		7,580,496		7,383,320	7,580,496	7,383,320	7,383,320
Outstanding ending	7,540,964				7,540,964		7,580,496	7,383,320
Weighted- average grant date fair value
Granted							$ 0.03	$ 0.06
Aggregate intrinsic value of options outstanding and exercisable							$ 1,200,000	$ 204,000
Intrinsic value of options exercised							$ 0	$ 0
Granted							$ 0.03	$ 0.06
Total stock-based compensation expense	$ 40,000	$ 54,000	$ 61,000	$ 61,000	$ 94,000	$ 122,000	$ 222,000	$ 285,000
Aggregate stock compensation expense remaining to be amortized							$ 200,000
Stock compensation expense expected to be recognized over a weighted average period							1 year 10 months 13 days
Options
Weighted- average grant date fair value
Expected dividend yield							0.00%	0.00%
Volatility (%)							57.93%	54.25%
Volatility (%)							59.49%	57.73%
Risk-free interest rate (%)							0.71%	0.32%
Risk-free interest rate (%)							1.55%	0.95%
Operations and support
Weighted- average grant date fair value
Total stock-based compensation expense	9,000		9,000		18,000	18,000	$ 36,000	$ 32,000
Sales and marketing
Weighted- average grant date fair value
Total stock-based compensation expense	2,000		4,000		5,000	8,000	11,000	9,000
General and administrative
Weighted- average grant date fair value
Total stock-based compensation expense	$ 29,000		$ 48,000		$ 71,000	$ 96,000	$ 175,000	$ 244,000
Maximum | Options
Weighted- average grant date fair value
Expected term							9 years 11 months 19 days	10 years
Minimum | Options
Weighted- average grant date fair value
Expected term							5 years 2 months 12 days	5 years 6 months 29 days
2014 Plan
Stock Option Plan
Vesting period (in years)					4 years		4 years
Expiration period (in years)					10 years		10 years
Number of Options
Outstanding beginning		7,580,496		7,383,320	7,580,496	7,383,320	7,383,320	3,930,520
Granted							628,302	6,662,863
Exercised					(20,499)		(29,061)	(21,917)
Cancelled/forfeited					(19,033)		(402,065)	(3,188,146)
Outstanding ending	7,540,964				7,540,964		7,580,496	7,383,320
Weighted average exercise price
Outstanding, beginning		$ 0.39		$ 0.41	$ 0.39	$ 0.41	$ 0.41	$ 2.89
Granted							0.20	0.09
Exercised					0.12		0.09	0.29
Cancelled/forfeited					0.70		0.54	2.80
Outstanding, ending	$ 0.39				0.39		0.39	0.41
Weighted- average grant date fair value
Outstanding, beginning		$ 0.13		$ 0.20	0.13	$ 0.20	0.20	1.41
Granted							0.03	0.06
Exercised					0.04		0.04	0.16
Cancelled/forfeited					0.29		0.27	1.40
Outstanding, ending	$ 0.14				$ 0.14		0.13	0.20
Granted							$ 0.03	$ 0.06